PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,517,632	R$ 1,702,720
Additions	584,474	536,244
Business combination		40,925
Reversals	(487,713)	(558,544)
Payments	(427,360)	(518,838)
Interest	229,612	316,951
Exchange rate variation	(1,108)	(1,826)
Ending balance	1,415,537	1,517,632
Current provisions	867,294	959,132
Non-current provisions	548,243	558,500
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	400,101	427,302
Additions	116,269	174,491
Business combination		2,848
Reversals	(86,165)	(100,438)
Payments	(75,249)	(165,578)
Interest	44,714	61,493
Exchange rate variation	5	(17)
Ending balance	399,675	400,101
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	628,767	634,706
Additions	408,903	301,192
Business combination		1,969
Reversals	(332,819)	(187,520)
Payments	(311,047)	(282,956)
Interest	133,987	163,020
Exchange rate variation	(1,081)	(1,644)
Ending balance	526,710	628,767
Provision For Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	357,013	343,530
Additions	59,302	60,561
Business combination		2,217
Reversals	(67,826)	(71,275)
Payments	(41,064)	(70,304)
Interest	50,911	92,438
Exchange rate variation	(32)	(154)
Ending balance	358,304	357,013
Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	131,751	297,182
Additions
Business combination		33,891
Reversals	(903)	(199,311)
Payments
Interest
Exchange rate variation		(11)
Ending balance	R$ 130,848	R$ 131,751